Leases - Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases 1 [Abstract]
Current	€ 45.0	€ 39.5
Non-current	185.3	214.7
Lease liabilities	€ 230.3	€ 254.2